Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,706	$ 6,243
Accumulated Amortization	(4,654)	(4,749)
Net Carrying Amount	1,052	1,494
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,706	5,706
Accumulated Amortization	(4,654)	(4,212)
Net Carrying Amount	1,052	1,494
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0	537
Accumulated Amortization	0	(537)
Net Carrying Amount	$ 0	$ 0